Loans, net - Reconciliation of changes in allowance account for credit losses of loans receivable (Detail) - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Beginning of year balances, Loans		S/ 43,005,583
End of year balances, Loans		45,502,998	S/ 43,005,583
Beginning of year balances		41,108	71,560
New originated or purchased assets		3,132	2,969
Assets derecognized or matured (excluding write-offs)		(462)	(3,387)
Transfers to Stage 1
Transfers to Stage 2
Transfers to Stage 3
Impact on the expected credit loss for credits that change stage in the year		(5,468)	(46,176)
Write-offs
Recovery of written–off loans
Foreign exchange effect		116	446
End of year balances		53,974	41,108
Stage 1 [member]
Disclosure of financial assets [line items]
Beginning of year balances		9,456	9,417
New originated or purchased assets		3,132	2,723
Assets derecognized or matured (excluding write-offs)		(416)	(3,360)
Transfers to Stage 1		0	1,058
Transfers to Stage 2		(105)	(857)
Transfers to Stage 3		(305)	0
Impact on the expected credit loss for credits that change stage in the year		(1,186)	80
Write-offs
Recovery of written–off loans
Foreign exchange effect		246	395
End of year balances		10,822	9,456
Stage 2 [member]
Disclosure of financial assets [line items]
Beginning of year balances		31,652	62,143
New originated or purchased assets		0	246
Assets derecognized or matured (excluding write-offs)		(46)	(27)
Transfers to Stage 1		0	(1,058)
Transfers to Stage 2		105	857
Transfers to Stage 3		(993)	0
Impact on the expected credit loss for credits that change stage in the year		(4,282)	(46,256)
Write-offs
Recovery of written–off loans
Foreign exchange effect		(73)	51
End of year balances		29,600	31,652
Stage 3 [member]
Disclosure of financial assets [line items]
Beginning of year balances
New originated or purchased assets
Assets derecognized or matured (excluding write-offs)		0	0
Transfers to Stage 1
Transfers to Stage 2
Transfers to Stage 3		1,298	0
Impact on the expected credit loss for credits that change stage in the year
Write-offs
Recovery of written–off loans
Foreign exchange effect		(57)
End of year balances		13,552
Direct loans [member]
Disclosure of financial assets [line items]
Beginning of year balances, Loans		44,688,222	43,081,904
New originated or purchased assets		22,393,323	21,545,125
Assets derecognized or matured (excluding write-offs)		(16,260,230)	(15,678,839)
Transfers to Stage 1
Transfers to Stage 2
Transfers to Stage 3
Write offs		(960,918)	(1,444,538)
Others	[1]	(2,218,534)	(3,926,585)
Foreign exchange effect		(616,513)	1,111,155
End of year balances, Loans		47,025,350	44,688,222
Beginning of year balances		2,064,917	2,984,851
New originated or purchased assets		503,454	397,989
Assets derecognized or matured (excluding write-offs)		(713,843)	(224,524)
Transfers to Stage 1
Transfers to Stage 2
Transfers to Stage 3
Impact on the expected credit loss for credits that change stage in the year	[2]	387,272	(106,741)
Others	[3]	659,674	333,280
Total		836,557	400,004
Write-offs		(1,021,539)	(1,525,094)
Recovery of written–off loans		155,070	181,969
Foreign exchange effect		(7,150)	23,187
End of year balances		2,027,855	2,064,917
Direct loans [member] | Stage 1 [member]
Disclosure of financial assets [line items]
Beginning of year balances, Loans		40,522,481	34,893,278
New originated or purchased assets		22,393,323	21,545,125
Assets derecognized or matured (excluding write-offs)		(14,636,477)	(14,791,609)
Transfers to Stage 1		1,019,478	4,351,705
Transfers to Stage 2		(3,131,710)	(2,064,223)
Transfers to Stage 3		(401,017)	(810,812)
Write offs
Others	[1]	(3,383,889)	(3,593,568)
Foreign exchange effect		(584,134)	992,585
End of year balances, Loans		41,798,055	40,522,481
Beginning of year balances		956,456	180,241
New originated or purchased assets		503,454	397,989
Assets derecognized or matured (excluding write-offs)		(173,872)	(114,680)
Transfers to Stage 1		166,755	439,400
Transfers to Stage 2		(259,226)	(208,937)
Transfers to Stage 3		(74,178)	(116,057)
Impact on the expected credit loss for credits that change stage in the year	[2]	(129,388)	(107,177)
Others	[3]	(382,355)	479,443
Total		(348,810)	769,981
Write-offs
Recovery of written–off loans
Foreign exchange effect		912	6,234
End of year balances		608,558	956,456
Direct loans [member] | Stage 2 [member]
Disclosure of financial assets [line items]
Beginning of year balances, Loans		2,853,565	5,744,690
New originated or purchased assets
Assets derecognized or matured (excluding write-offs)		(1,194,405)	(760,419)
Transfers to Stage 1		(1,014,657)	(3,843,213)
Transfers to Stage 2		3,161,335	2,730,130
Transfers to Stage 3		(317,282)	(775,058)
Write offs
Others	[1]	575,338	(316,605)
Foreign exchange effect		(26,726)	74,040
End of year balances, Loans		4,037,168	2,853,565
Beginning of year balances		404,881	1,145,207
New originated or purchased assets
Assets derecognized or matured (excluding write-offs)		(237,110)	(65,927)
Transfers to Stage 1		(163,090)	(438,283)
Transfers to Stage 2		268,700	428,732
Transfers to Stage 3		(88,551)	(271,149)
Impact on the expected credit loss for credits that change stage in the year	[2]	176,416	(238,805)
Others	[3]	375,448	(159,658)
Total		331,813	(745,090)
Write-offs
Recovery of written–off loans
Foreign exchange effect		592	4,764
End of year balances		737,286	404,881
Direct loans [member] | Stage 3 [member]
Disclosure of financial assets [line items]
Beginning of year balances, Loans		1,312,176	2,443,936
New originated or purchased assets
Assets derecognized or matured (excluding write-offs)		(429,348)	(126,811)
Transfers to Stage 1		(4,821)	(508,492)
Transfers to Stage 2		(29,625)	(665,907)
Transfers to Stage 3		718,299	1,585,870
Write offs		(960,918)	(1,444,538)
Others	[1]	590,017	(16,412)
Foreign exchange effect		(5,653)	44,530
End of year balances, Loans		1,190,127	1,312,176
Beginning of year balances		703,580	1,659,403
New originated or purchased assets
Assets derecognized or matured (excluding write-offs)		(302,861)	(43,917)
Transfers to Stage 1		(3,665)	(1,117)
Transfers to Stage 2		(9,474)	(219,795)
Transfers to Stage 3		162,729	387,206
Impact on the expected credit loss for credits that change stage in the year	[2]	340,244	239,241
Others	[3]	666,581	13,495
Total		853,554	375,113
Write-offs		(1,021,539)	(1,525,094)
Recovery of written–off loans		155,070	181,969
Foreign exchange effect		(8,654)	12,189
End of year balances		682,011	703,580
Commercial loans [member]
Disclosure of financial assets [line items]
Beginning of year balances, Loans		22,118,918
End of year balances, Loans		21,412,126	22,118,918
Beginning of year balances		343,441	237,760
New originated or purchased assets		33,506	30,045
Assets derecognized or matured (excluding write-offs)		(149,378)	(48,459)
Transfers to Stage 1
Transfers to Stage 2
Transfers to Stage 3
Impact on the expected credit loss for credits that change stage in the year	[2]	(9,787)	171,697
Others	[1]	97,276	(36,542)
Total		(28,383)	116,741
Write-offs		(68,362)	(27,392)
Recovery of written–off loans		5,942	1,404
Foreign exchange effect		(5,554)	14,928
End of year balances		247,084	343,441
Commercial loans [member] | Stage 1 [member]
Disclosure of financial assets [line items]
Beginning of year balances, Loans		20,235,838
End of year balances, Loans		19,289,529	20,235,838
Beginning of year balances		100,874	71,272
New originated or purchased assets		33,506	30,045
Assets derecognized or matured (excluding write-offs)		(18,984)	(33,005)
Transfers to Stage 1		41,140	26,456
Transfers to Stage 2		(15,952)	(19,847)
Transfers to Stage 3		(6,603)	(22,205)
Impact on the expected credit loss for credits that change stage in the year	[2]	(31,403)	(16,399)
Others	[1]	(57,822)	58,996
Total		(56,118)	24,041
Write-offs
Recovery of written–off loans
Foreign exchange effect		718	5,561
End of year balances		45,474	100,874
Commercial loans [member] | Stage 2 [member]
Disclosure of financial assets [line items]
Beginning of year balances, Loans		1,369,247
End of year balances, Loans		1,714,493	1,369,247
Beginning of year balances		60,100	98,040
New originated or purchased assets
Assets derecognized or matured (excluding write-offs)		(37,865)	(12,728)
Transfers to Stage 1		(40,152)	(26,456)
Transfers to Stage 2		16,311	19,847
Transfers to Stage 3		(48,516)	(16,355)
Impact on the expected credit loss for credits that change stage in the year	[2]	4,752	44,934
Others	[1]	91,880	(50,913)
Total		(13,590)	(41,671)
Write-offs
Recovery of written–off loans
Foreign exchange effect		801	3,731
End of year balances		47,311	60,100
Commercial loans [member] | Stage 3 [member]
Disclosure of financial assets [line items]
Beginning of year balances, Loans		513,833
End of year balances, Loans		408,104	513,833
Beginning of year balances		182,467	68,448
New originated or purchased assets
Assets derecognized or matured (excluding write-offs)		(92,529)	(2,726)
Transfers to Stage 1		(988)
Transfers to Stage 2		(359)	0
Transfers to Stage 3		55,119	38,560
Impact on the expected credit loss for credits that change stage in the year	[2]	16,864	143,162
Others	[1]	63,218	(44,625)
Total		41,325	134,371
Write-offs		(68,362)	(27,392)
Recovery of written–off loans		5,942	1,404
Foreign exchange effect		(7,073)	5,636
End of year balances		154,299	182,467
Consumer loans [member]
Disclosure of financial assets [line items]
Beginning of year balances, Loans		12,514,499
End of year balances, Loans		14,967,799	12,514,499
Beginning of year balances		1,401,681	2,413,393
New originated or purchased assets		438,109	348,647
Assets derecognized or matured (excluding write-offs)		(386,494)	(152,520)
Transfers to Stage 1
Transfers to Stage 2
Transfers to Stage 3
Impact on the expected credit loss for credits that change stage in the year	[2]	422,247	(429,660)
Others	[3]	493,030	459,139
Total		966,892	225,606
Write-offs		(886,200)	(1,414,948)
Recovery of written–off loans		140,438	175,287
Foreign exchange effect		(430)	2,343
End of year balances		1,622,381	1,401,681
Consumer loans [member] | Stage 1 [member]
Disclosure of financial assets [line items]
Beginning of year balances, Loans		11,368,625
End of year balances, Loans		12,685,924	11,368,625
Beginning of year balances		802,421	85,321
New originated or purchased assets		438,109	348,647
Assets derecognized or matured (excluding write-offs)		(141,201)	(77,181)
Transfers to Stage 1		44,453	382,412
Transfers to Stage 2		(229,316)	(149,863)
Transfers to Stage 3		(59,129)	(77,865)
Impact on the expected credit loss for credits that change stage in the year	[2]	(35,112)	(74,056)
Others	[3]	(286,212)	364,973
Total		(268,408)	717,067
Write-offs
Recovery of written–off loans
Foreign exchange effect		(8)	33
End of year balances		534,005	802,421
Consumer loans [member] | Stage 2 [member]
Disclosure of financial assets [line items]
Beginning of year balances, Loans		790,914
End of year balances, Loans		1,829,574	790,914
Beginning of year balances		263,219	901,602
New originated or purchased assets
Assets derecognized or matured (excluding write-offs)		(144,553)	(49,433)
Transfers to Stage 1		(43,487)	(381,300)
Transfers to Stage 2		234,062	362,940
Transfers to Stage 3		(13,433)	(223,051)
Impact on the expected credit loss for credits that change stage in the year	[2]	163,681	(332,709)
Others	[3]	198,393	(15,296)
Total		394,663	(638,849)
Write-offs
Recovery of written–off loans
Foreign exchange effect		(408)	466
End of year balances		657,474	263,219
Consumer loans [member] | Stage 3 [member]
Disclosure of financial assets [line items]
Beginning of year balances, Loans		354,960
End of year balances, Loans		452,301	354,960
Beginning of year balances		336,041	1,426,470
New originated or purchased assets
Assets derecognized or matured (excluding write-offs)		(100,740)	(25,906)
Transfers to Stage 1		(966)	(1,112)
Transfers to Stage 2		(4,746)	(213,077)
Transfers to Stage 3		72,562	300,916
Impact on the expected credit loss for credits that change stage in the year	[2]	293,678	(22,895)
Others	[3]	580,849	109,462
Total		840,637	147,388
Write-offs		(886,200)	(1,414,948)
Recovery of written–off loans		140,438	175,287
Foreign exchange effect		(14)	1,844
End of year balances		430,902	336,041
Mortgage loans [member]
Disclosure of financial assets [line items]
Beginning of year balances, Loans		8,552,304
End of year balances, Loans		9,286,944	8,552,304
Beginning of year balances		155,200	187,984
New originated or purchased assets		1,473	2,357
Assets derecognized or matured (excluding write-offs)		(12,155)	(15,754)
Transfers to Stage 1
Transfers to Stage 2
Transfers to Stage 3
Impact on the expected credit loss for credits that change stage in the year	[2]	9,989	(35,772)
Others	[3]	(89,448)	13,055
Total		(90,141)	(36,114)
Write-offs		(2,267)	(2,419)
Recovery of written–off loans
Foreign exchange effect		(1,170)	5,749
End of year balances		61,622	155,200
Mortgage loans [member] | Stage 1 [member]
Disclosure of financial assets [line items]
Beginning of year balances, Loans		7,984,860
End of year balances, Loans		8,698,789	7,984,860
Beginning of year balances		12,669	11,123
New originated or purchased assets		1,473	2,357
Assets derecognized or matured (excluding write-offs)		(435)	(1,787)
Transfers to Stage 1		6,103	9,458
Transfers to Stage 2		(778)	(2,896)
Transfers to Stage 3		(467)	(1,106)
Impact on the expected credit loss for credits that change stage in the year	[2]	(5,871)	(4,155)
Others	[3]	(8,663)	(915)
Total		(8,638)	956
Write-offs
Recovery of written–off loans
Foreign exchange effect		205	590
End of year balances		4,236	12,669
Mortgage loans [member] | Stage 2 [member]
Disclosure of financial assets [line items]
Beginning of year balances, Loans		298,916
End of year balances, Loans		349,628	298,916
Beginning of year balances		42,681	62,782
New originated or purchased assets
Assets derecognized or matured (excluding write-offs)		(763)	(1,038)
Transfers to Stage 1		(6,103)	(9,458)
Transfers to Stage 2		4,871	9,457
Transfers to Stage 3		(1,254)	(1,753)
Impact on the expected credit loss for credits that change stage in the year	[2]	4,342	(20,041)
Others	[3]	(31,688)	2,170
Total		(30,595)	(20,663)
Write-offs
Recovery of written–off loans
Foreign exchange effect		199	562
End of year balances		12,285	42,681
Mortgage loans [member] | Stage 3 [member]
Disclosure of financial assets [line items]
Beginning of year balances, Loans		268,528
End of year balances, Loans		238,527	268,528
Beginning of year balances		99,850	114,079
New originated or purchased assets
Assets derecognized or matured (excluding write-offs)		(10,957)	(12,929)
Transfers to Stage 1
Transfers to Stage 2		(4,093)	(6,561)
Transfers to Stage 3		1,721	2,859
Impact on the expected credit loss for credits that change stage in the year	[2]	11,518	(11,576)
Others	[3]	(49,097)	11,800
Total		(50,908)	(16,407)
Write-offs		(2,267)	(2,419)
Recovery of written–off loans
Foreign exchange effect		(1,574)	4,597
End of year balances		45,101	99,850
Small and micro-business loans [member]
Disclosure of financial assets [line items]
Beginning of year balances, Loans		1,502,501
End of year balances, Loans		1,358,481	1,502,501
Beginning of year balances		164,595	145,714
New originated or purchased assets		30,366	16,940
Assets derecognized or matured (excluding write-offs)		(165,816)	(7,791)
Transfers to Stage 1
Transfers to Stage 2
Transfers to Stage 3
Impact on the expected credit loss for credits that change stage in the year	[2]	(35,177)	186,994
Others	[3]	158,816	(102,372)
Total		(11,811)	93,771
Write-offs		(64,710)	(80,335)
Recovery of written–off loans		8,690	5,278
Foreign exchange effect		4	167
End of year balances		96,768	164,595
Small and micro-business loans [member] | Stage 1 [member]
Disclosure of financial assets [line items]
Beginning of year balances, Loans		933,158
End of year balances, Loans		1,123,813	933,158
Beginning of year balances		40,492	12,525
New originated or purchased assets		30,366	16,940
Assets derecognized or matured (excluding write-offs)		(13,252)	(2,707)
Transfers to Stage 1		75,059	21,074
Transfers to Stage 2		(13,180)	(36,331)
Transfers to Stage 3		(7,979)	(14,881)
Impact on the expected credit loss for credits that change stage in the year	[2]	(57,002)	(12,567)
Others	[3]	(29,658)	56,389
Total		(15,646)	27,917
Write-offs
Recovery of written–off loans
Foreign exchange effect		(3)	50
End of year balances		24,843	40,492
Small and micro-business loans [member] | Stage 2 [member]
Disclosure of financial assets [line items]
Beginning of year balances, Loans		394,488
End of year balances, Loans		143,473	394,488
Beginning of year balances		38,881	82,783
New originated or purchased assets
Assets derecognized or matured (excluding write-offs)		(53,929)	(2,728)
Transfers to Stage 1		(73,348)	(21,069)
Transfers to Stage 2		13,456	36,488
Transfers to Stage 3		(25,348)	(29,990)
Impact on the expected credit loss for credits that change stage in the year	[2]	3,641	69,011
Others	[3]	116,863	(95,619)
Total		(18,665)	(43,907)
Write-offs
Recovery of written–off loans
Foreign exchange effect		0	5
End of year balances		20,216	38,881
Small and micro-business loans [member] | Stage 3 [member]
Disclosure of financial assets [line items]
Beginning of year balances, Loans		174,855
End of year balances, Loans		91,195	174,855
Beginning of year balances		85,222	50,406
New originated or purchased assets
Assets derecognized or matured (excluding write-offs)		(98,635)	(2,356)
Transfers to Stage 1		(1,711)	(5)
Transfers to Stage 2		(276)	(157)
Transfers to Stage 3		33,327	44,871
Impact on the expected credit loss for credits that change stage in the year	[2]	18,184	130,550
Others	[3]	71,611	(63,142)
Total		22,500	109,761
Write-offs		(64,710)	(80,335)
Recovery of written–off loans		8,690	5,278
Foreign exchange effect		7	112
End of year balances		51,709	85,222
Line Of Credit Facilities [Member]
Disclosure of financial assets [line items]
Beginning of year balances, Loans		4,440,458	4,611,931
New originated or purchased assets		1,829,985	1,667,947
Assets derecognized or matured (excluding write-offs)		(1,649,121)	(2,040,271)
Transfers to Stage 1
Transfers to Stage 2
Transfers to Stage 3
Others	[1]	(32,891)	(29,608)
Foreign exchange effect		(101,084)	230,459
End of year balances, Loans		4,487,347	4,440,458
Beginning of year balances		40,329	57,723
New originated or purchased assets		5,615	4,016
Assets derecognized or matured (excluding write-offs)		(13,095)	(19,950)
Transfers to Stage 1
Transfers to Stage 2
Transfers to Stage 3
Impact on the expected credit loss for credits that change stage in the year		1,161	1,085
Others	[3]	313	(3,578)
Total		(6,006)	(18,427)
Foreign exchange effect		1,172	1,033
End of year balances		35,495	40,329
Line Of Credit Facilities [Member] | Stage 1 [member]
Disclosure of financial assets [line items]
Beginning of year balances, Loans		3,984,362	4,042,757
New originated or purchased assets		1,829,985	1,667,947
Assets derecognized or matured (excluding write-offs)		(1,470,891)	(1,887,316)
Transfers to Stage 1		25,315	114,321
Transfers to Stage 2		(258,992)	(136,230)
Transfers to Stage 3		(633)	(3,065)
Others	[1]	(58,323)	(14,239)
Foreign exchange effect		(91,382)	200,187
End of year balances, Loans		3,959,441	3,984,362
Beginning of year balances		8,594	15,741
New originated or purchased assets		5,615	4,016
Assets derecognized or matured (excluding write-offs)		(4,838)	(8,737)
Transfers to Stage 1		109	485
Transfers to Stage 2		(854)	(1,464)
Transfers to Stage 3		(57)	(754)
Impact on the expected credit loss for credits that change stage in the year		(47)	(138)
Others	[3]	(274)	(1,198)
Total		(346)	(7,790)
Foreign exchange effect		106	643
End of year balances		8,354	8,594
Line Of Credit Facilities [Member] | Stage 2 [member]
Disclosure of financial assets [line items]
Beginning of year balances, Loans		431,039	539,112
New originated or purchased assets
Assets derecognized or matured (excluding write-offs)		(168,603)	(139,391)
Transfers to Stage 1		(25,315)	(114,261)
Transfers to Stage 2		258,992	136,230
Transfers to Stage 3		(10,035)	(5,325)
Others	[1]	25,454	(15,369)
Foreign exchange effect		(9,702)	30,043
End of year balances, Loans		501,830	431,039
Beginning of year balances		18,492	18,945
New originated or purchased assets
Assets derecognized or matured (excluding write-offs)		(2,016)	(1,222)
Transfers to Stage 1		(109)	(474)
Transfers to Stage 2		854	1,464
Transfers to Stage 3		(171)	(294)
Impact on the expected credit loss for credits that change stage in the year		585	542
Others	[3]	(467)	(815)
Total		(1,324)	(799)
Foreign exchange effect		1,037	346
End of year balances		18,205	18,492
Line Of Credit Facilities [Member] | Stage 3 [member]
Disclosure of financial assets [line items]
Beginning of year balances, Loans		25,057	30,062
New originated or purchased assets
Assets derecognized or matured (excluding write-offs)		(9,627)	(13,564)
Transfers to Stage 1			(60)
Transfers to Stage 2
Transfers to Stage 3		10,668	8,390
Others	[1]	(22)	0
Foreign exchange effect		0	229
End of year balances, Loans		26,076	25,057
Beginning of year balances		13,243	23,037
New originated or purchased assets
Assets derecognized or matured (excluding write-offs)		(6,241)	(9,991)
Transfers to Stage 1		0	(11)
Transfers to Stage 2
Transfers to Stage 3		228	1,048
Impact on the expected credit loss for credits that change stage in the year		623	681
Others	[3]	1,054	(1,565)
Total		(4,336)	(9,838)
Foreign exchange effect		29	44
End of year balances		S/ 8,936	S/ 13,243

[1]	Corresponds mainly to: (i) the variation between the amortized cost of the loan at the beginning of the year and its amortized cost at the end of the year (partial amortizations that did not represent a reduction or derecognized of the loan), and (ii) the execution of contingent loans (conversion of indirect debt into direct debt).
[2]	During 2022 and 2021, the Group applied its expert judgement with the purpose of reflecting the effects of the political and economic uncertainty that were not considered in the forward-looking model, that led to incur in a higher provision for expected loss, see Note 30.1(d.7).
[3]	Corresponds mainly to: (i) the variation between the amortized cost of the loan at the beginning of the year and its amortized cost at the end of the year (variation in the provision recorded for partial amortizations that did not represent a reduction or derecognized of the loan), (ii) variations in credit risk that did not generate transfers to other stages; and (iii) the execution of contingent loans (conversion of indirect debt into direct debt).